Related Party Disclosures - Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries, cash compensation and other short-term benefits	SFr 4,902	SFr 3,067	SFr 3,506
Pension expense	398	320	227
Share-based compensation expense	7,480	2,543	535
Total	SFr 12,780	SFr 5,930	SFr 4,268